PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

May 31, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review and Accounting Office

100 F Street NE

Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds)

CIK No. 0000826644

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”) that the Prospectuses and Statements of Additional Information relating to the Class A, Class C, Class R, Class R5, Class R6, and Class Y shares as applicable of the Invesco Oppenheimer Capital Income Fund, Invesco Oppenheimer Developing Markets Fund, Invesco Oppenheimer Discovery Mid Cap Growth Fund, Invesco Oppenheimer Emerging Markets Innovators Fund, Invesco Oppenheimer Emerging Markets Local Debt Fund, Invesco Oppenheimer Fundamental Alternatives Fund, Invesco Oppenheimer Global Allocation Fund, Invesco Oppenheimer Global Multi-Asset Income Fund, Invesco Oppenheimer Global Strategic Income Fund, Invesco Oppenheimer Global Unconstrained Bond Fund, Invesco Oppenheimer International Bond Fund, Invesco Oppenheimer Macquarie Global Infrastructure Fund, Invesco Oppenheimer Preferred Securities and Income Fund, Invesco Oppenheimer SteelPath MLP & Energy Infrastructure Fund, Invesco Oppenheimer Steel Path MLP Alpha Fund, Invesco Oppenheimer Steelpath MLP Alpha Plus Fund, Invesco Oppenheimer SteelPath MLP Income Fund, Invesco Oppenheimer SteelPath MLP Select 40 Fund, Invesco Oppenheimer SteelPath Panoramic Fund and Invesco Oppenheimer Total Return Bond Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 176 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 176 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on May 23, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson
Peter Davidson
Assistant General Counsel

cc:	Jaea Hahn